Goodwill and Intangible Assets - Schedule of Intangible Asset Balances (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross carrying amount	$ 1,004,932	$ 1,003,240	$ 1,007,780
Accumulated Amortization	(769,972)	(748,778)	(662,205)
Definite-lived intangible assets, net carrying amount	234,960	254,462	345,575
Indefinite-lived intangible assets:	623	623	31,876
Total intangible assets, gross carrying amount	1,005,555	1,003,863	1,039,656
Total intangible assets, net carrying amount	$ 235,583	$ 255,085	377,451
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	5 years	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	10 years	10 years
Spectrum Licenses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:		$ 0	31,253
IP addresses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:	$ 564	564	564
Domain names
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:	59	59	59
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross carrying amount	965,670	964,100	970,147
Accumulated Amortization	(737,443)	(717,648)	(637,780)
Definite-lived intangible assets, net carrying amount	$ 228,227	$ 246,452	332,367
Estimated useful lives of intangible asset	10 years	10 years
2GIG 2.0 technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross carrying amount	$ 17,000	$ 17,000	17,000
Accumulated Amortization	(15,603)	(15,292)	(13,274)
Definite-lived intangible assets, net carrying amount	$ 1,397	$ 1,708	3,726
Estimated useful lives of intangible asset	8 years	8 years
Other technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross carrying amount	$ 2,917	$ 2,917	2,917
Accumulated Amortization	(1,771)	(1,667)	(1,250)
Definite-lived intangible assets, net carrying amount	$ 1,146	$ 1,250	1,667
Other technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	5 years	5 years
Other technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	7 years	7 years
Space Monkey technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross carrying amount	$ 7,100	$ 7,100	7,100
Accumulated Amortization	(6,019)	(5,756)	(4,066)
Definite-lived intangible assets, net carrying amount	$ 1,081	$ 1,344	3,034
Estimated useful lives of intangible asset	6 years	6 years
Patents
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross carrying amount	$ 12,245	$ 12,123	10,616
Accumulated Amortization	(9,136)	(8,415)	(5,835)
Definite-lived intangible assets, net carrying amount	$ 3,109	$ 3,708	$ 4,781
Estimated useful lives of intangible asset	5 years	5 years